Other Receivables - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Weighted average annualized interest rate of term deposit	1.95%	2.07%
Term deposits	¥ 227	¥ 287
Flying College [Member]
Disclosure of financial assets [line items]
Prepayments of training expense	¥ 148	¥ 148